Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of components of income tax provision (benefit)

	Years Ended
	December 31,
	2021	2022
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	5	7
State	—	—
Provision for income taxes	$5	$7

Schedule of Company's net deferred tax assets

	December 31,
	2021	2022
Deferred tax assets:
Net operating losses	$14,380	$17,890
Tax credit carryforwards, net	2,191	3,285
Accrued expenses	52	347
Section 174 R&E capitalization	—	2,847
Lease liability	229	106
Stock-based compensation	15	20
Total deferred tax assets	16,867	24,495
Deferred tax liabilities:
Operating lease right-of-use asset	(224)	(101)
Property and equipment	(745)	(595)
Total deferred tax liabilities	(969)	(696)
Net deferred tax assets	15,898	23,799
Less: Valuation allowance	(15,917)	(23,825)
Net deferred tax liability	$(19)	$(26)

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	Years Ended
	December 31,
	2021	2022
Tax benefit at statutory federal rate	$(4,885)	$(5,618)
State tax, net of federal tax benefit	(1,500)	(1,694)
Interest expense	274	477
Increase in valuation allowance	6,993	7,908
Permanent items	30	37
General business tax credit	(923)	(1,098)
Other	16	(5)
Provision for income taxes	$5	$7

Graf Acquisition Corp. IV [Member]
Schedule of components of income tax provision (benefit)

		For the Period from
		January 28, 2021
	For the Year Ended	(inception) through
	December 31, 2022	December 31, 2021
Current
Federal	$438,374	$—
State	—	—
Deferred
Federal	(539,887)	518,081
State	—
Valuation allowance	539,887	(518,081)
Income tax provision	$438,374	$—

Schedule of Company's net deferred tax assets

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$1,027,717	$487,830
Net operating loss carryforwards	—	30,251
Total deferred tax assets	1,027,717	518,081
Valuation allowance	(1,027,717)	(518,081)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	December 31, 2022	December 31, 2021
Statutory Federal income tax rate	21.0%	21.0%
Offering Costs	0.0%	(0.7)%
Loss upon issuance of private placement warrants	0.0%	(88.1)%
Gain on settlement of deferred underwriting commissions	(0.8)%	0.0%
Change in fair value of warrant liabilities	(21.7)%	120.1%
Change in Valuation Allowance	10.8%	(52.3)%
Income tax provision	9.3%	0.0%